FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS, Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments measured at fair value [Abstract]
Transfers out of level 1 to level 2	$ 0	$ 0	$ 0
Transfers out of level 2 to level 1	0	0	0
Transfers into level 3	0	0	0
Transfers out of level 3	0	0	$ 0
Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	35	89
Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	23,375
Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	1,000	31,111
Net Asset Value [Member] | Investment A, B and D in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		18,348
Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	400
Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3,000
Recent Transaction Price [Member] | Investment C and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		11,500
Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	10,000
Level 1 [Member] | Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	35	89
Level 1 [Member] | Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 1 [Member] | Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 1 [Member] | Net Asset Value [Member] | Investment A, B and D in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		0
Level 1 [Member] | Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 1 [Member] | Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 1 [Member] | Recent Transaction Price [Member] | Investment C and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		0
Level 1 [Member] | Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 2 [Member] | Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 2 [Member] | Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 2 [Member] | Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 2 [Member] | Net Asset Value [Member] | Investment A, B and D in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		0
Level 2 [Member] | Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 2 [Member] | Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 2 [Member] | Recent Transaction Price [Member] | Investment C and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		0
Level 2 [Member] | Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0
Level 3 [Member] | Quoted Price [Member] | USDC [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	0	0
Level 3 [Member] | Net Asset Value [Member] | Investment A, B, D and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	23,375
Level 3 [Member] | Net Asset Value [Member] | Investment G in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	1,000	31,111
Level 3 [Member] | Net Asset Value [Member] | Investment A, B and D in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		18,348
Level 3 [Member] | Recent Transaction Price [Member] | Investment F in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	400
Level 3 [Member] | Recent Transaction Price [Member] | Investment H in Unlisted Debt Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	3,000
Level 3 [Member] | Recent Transaction Price [Member] | Investment C and E in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value		$ 11,500
Level 3 [Member] | Market Calibration Method [Member] | Investment C in Unlisted Equity Instrument [Member]
Financial instruments measured at fair value [Abstract]
Financial assets at fair value	$ 10,000